CAPITAL SECURITIES (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CAD / shares	Dec. 31, 2016 USD ($)
Disclosure of classes of share capital [line items]
Capital Securities | $	$ 4,165		$ 4,171
Current | $	1,326		370
Non-current | $	$ 2,839		3,801
Prime Rate | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Percent of dividend rate	70.00%
Prime Rate | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Percent of dividend rate	70.00%
Prime Rate | Brookfield Office Properties (“BPO”)
Disclosure of classes of share capital [line items]
Loans receivable, percentage of interest rate	95.00%
Operating Partnership | Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.25%
Capital Securities | $	$ 551		541
Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.50%
Capital Securities | $	$ 529		522
Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.75%
Capital Securities | $	$ 517		511
Brookfield BPY Holdings Inc. | Class B Junior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	30,000,000
Cumulative dividend rate	5.75%
Capital Securities | $	$ 750		750
Brookfield BPY Holdings Inc. | Class C Junior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	20,000,000
Cumulative dividend rate	6.75%
Capital Securities | $	$ 500		500
Brookfield Office Properties (“BPO”) | Series G, Class AAA Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	0
Cumulative dividend rate	5.25%
Capital Securities | $	$ 0		81
Number of shares redeemed (in shares)	4,239,857
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 25.00
Brookfield Office Properties (“BPO”) | Series J, Class AAA Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	0
Cumulative dividend rate	5.00%
Capital Securities | $	$ 0		123
Number of shares redeemed (in shares)	7,592,443
Preferred stock, redemption price per share (in dollars per share) | CAD / shares		CAD 25.00
Brookfield Office Properties (“BPO”) | Series K, Class AAA Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	0
Cumulative dividend rate	5.20%
Capital Securities | $	$ 0		93
Number of shares redeemed (in shares)	6,000,000
Preferred stock, redemption price per share (in dollars per share) | CAD / shares		25.00
Brookfield Office Properties (“BPO”) | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,600,000
Capital Securities | $	$ 0		0
Brookfield Office Properties (“BPO”) | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,000,000
Capital Securities | $	$ 0		0
Brookfield Office Properties (“BPO”) | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Preferred stock, redemption price per share (in dollars per share) | $ / shares	$ 25.00
Brookfield Office Properties (“BPO”) | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Preferred stock, redemption price per share (in dollars per share) | CAD / shares		25.00
Brookfield Office Properties (“BPO”) | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Preferred stock, redemption price per share (in dollars per share) | CAD / shares		25.00
Brookfield Office Properties (“BPO”) | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Preferred stock, redemption price per share (in dollars per share) | CAD / shares		CAD 25.00
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	924,390
Cumulative dividend rate	5.25%
Capital Securities | $	$ 23		24
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	699,165
Cumulative dividend rate	5.75%
Capital Securities | $	$ 14		13
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	909,994
Cumulative dividend rate	5.00%
Capital Securities | $	$ 18		17
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	940,486
Cumulative dividend rate	5.20%
Capital Securities | $	$ 19		19
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	0
Cumulative dividend rate	9.00%
Capital Securities | $	$ 249		0
Rouse | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	5,600,000
Cumulative dividend rate	5.00%
Capital Securities | $	$ 142		143
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	10,000
Cumulative dividend rate	5.00%
Capital Securities | $	$ 40		40
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Capital Securities | $	$ 813		$ 794
BPY And BPY Subsidiaries | Series G, Class AAA Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	1,003,549
BPY And BPY Subsidiaries | Series J, Class AAA Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	1,000,000
BPY And BPY Subsidiaries | Series K, Class AAA Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	1,004,586